CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	$ 2,970,000	$ 119,000	$ 97,000
Accounts receivable, net of allowances	928,000	644,000	3,569,000
Inventories	1,789,000	633,000	2,587,000
Prepaid expenses and other	440,000	141,000	68,000
Total current assets	6,127,000	1,537,000	6,321,000
Trademark, net of amortization	2,450,000	2,548,000	0
Deferred IPO and debt issuance costs	0	619,000	48,000
Deposits and other assets	14,000	14,000	42,000
Total assets	8,591,000	4,718,000	6,411,000
Current liabilities
Line of credit	0	215,000	5,051,000
Accounts payable	388,000	1,021,000	1,613,000
Accrued expenses	3,275,000	3,311,000	4,198,000
Customer refund	1,840,000	1,850,000	0
Due to related parties	0	510,000	502,000
Notes payable, net	38,000	3,505,000	35,000
Total current liabilities	5,541,000	10,412,000	11,399,000
Commitments and contingencies
Shareholders’ equity (deficit)
Preferred Stock, Value	0	0	0
Common Stock, Value	0	0	0
Additional paid-in capital	33,880,000	20,181,000	12,146,000
Accumulated deficit	(30,830,000)	(25,875,000)	(17,134,000)
Total shareholders’ equity (deficit)	3,050,000	(5,694,000)	(4,988,000)
Total liabilities and shareholders’ equity (deficit)	$ 8,591,000	$ 4,718,000	$ 6,411,000